Checking Accounts	12 Months Ended
Dec. 31, 2024
Checking Accounts [Abstract]
Checking Accounts [Text Block]	Checking Accounts
In the Annual Financial Statements as of December 31, 2023, Checking Accounts were presented in the note Payables to Third Parties. Moving forward, Checking Accounts are being disclosed separately, consisting of the following balances described below:

	December 31, 2024	December 31, 2023

Banking accounts (i)	10,972,294	9,316,715
Merchant's payment account (ii)	1,058,279	2,066,209
	12,030,573	11,382,924

(i)Refers to the balance of the clients maintained in their banking accounts that are invested in Certificate of Deposits with interest rate to up 100% CDI but are only paid on the 30th days anniversary.
(ii)Refers to merchant’s payment account that PagSeguro acquire treasury bonds to comply with certain requirements as mentioned in note 8.
During the year ended December 31, 2024, the average interest cost associated with Checking Accounts amounted to 58% of CDI (72% of CDI on December 31, 2023).